UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 16.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$293,452	$346,653
Series 2631, (Interest Only), Class DS, 6.919%, 6/15/33(1)(2)	6,565,867	1,230,326
Series 2953, (Interest Only), Class LS, 6.519%, 12/15/34(1)(2)	6,047,954	796,175
Series 2956, (Interest Only), Class SL, 6.819%, 6/15/32(1)(2)	3,035,134	555,884
Series 3114, (Interest Only), Class TS, 6.469%, 9/15/30(1)(2)	10,271,334	1,720,162
Series 3153, (Interest Only), Class JI, 6.439%, 5/15/36(1)(2)	6,486,731	1,078,843
Series 3727, (Interest Only), Class PS, 6.519%, 11/15/38(1)(2)	20,780,017	2,271,200
Series 3745, (Interest Only), Class SA, 6.569%, 3/15/25(1)(2)	6,978,324	918,717
Series 3780, (Interest Only), Class PS, 6.269%, 8/15/35(1)(2)	11,692,370	746,603
Series 3845, (Interest Only), Class ES, 6.469%, 1/15/29(1)(2)	6,944,498	770,350
Series 3919, (Interest Only), Class SL, 6.469%, 10/15/40(1)(2)	5,064,539	401,061
Series 3969, (Interest Only), Class SB, 6.469%, 2/15/30(1)(2)	5,639,352	774,121
Series 3973, (Interest Only), Class SG, 6.469%, 4/15/30(1)(2)	8,223,761	1,200,152
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(2)	6,354,314	1,284,565
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(2)	30,705,871	5,473,592
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(2)	25,978,052	3,523,162
Series 4070, (Interest Only), Class S, 5.919%, 6/15/32(1)(2)	31,830,842	5,794,426
Series 4095, (Interest Only), Class HS, 5.919%, 7/15/32(1)(2)	13,653,843	2,660,442
Series 4109, (Interest Only), Class ES, 5.969%, 12/15/41(1)(2)	8,148,161	414,129
Series 4109, (Interest Only), Class KS, 5.919%, 5/15/32(1)(2)	15,104,765	1,519,984
Series 4109, (Interest Only), Class SA, 6.019%, 9/15/32(1)(2)	11,652,978	2,374,904
Series 4149, (Interest Only), Class S, 6.069%, 1/15/33(1)(2)	9,041,172	1,936,443
Series 4163, (Interest Only), Class GS, 6.019%, 11/15/32(1)(2)	6,593,360	1,483,588
Series 4169, (Interest Only), Class AS, 6.069%, 2/15/33(1)(2)	11,495,771	2,327,899
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(2)	11,271,344	1,306,618

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(2)	$19,319,317	$2,532,766
Series 4189, (Interest Only), Class SQ, 5.969%, 12/15/42(1)(2)	12,905,125	2,687,232
Series 4203, (Interest Only), Class QS, 6.069%, 5/15/43(1)(2)	8,517,342	1,801,837
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(2)	10,994,335	708,809
Series 4273, Class SP, 11.522%, 11/15/43(1)	2,315,637	2,497,519
Series 4316, (Interest Only), Class JS, 5.919%, 1/15/44(1)(2)	18,288,205	3,040,431
Series 4326, Class TS, 13.186%, 4/15/44(1)	11,527,097	12,842,122
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(2)	9,367,290	1,800,851
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(2)	10,032,184	1,772,134
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(2)	20,923,599	4,105,030
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(2)	9,980,886	1,838,740
Series 4381, (Interest Only), Class SK, 5.969%, 6/15/44(1)(2)	20,735,743	3,433,052
Series 4388, (Interest Only), Class MS, 5.919%, 9/15/44(1)(2)	23,435,189	3,875,385
Series 4407, Class LN, 8.902%, 12/15/43(1)	4,894,852	5,368,849
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	6,086,407	5,309,846
Series 4443, Class ZJ, 3.00%, 9/15/44	5,044,478	5,051,904

		$101,576,506

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$466,936	$518,366
Series 2004-46, (Interest Only), Class SI, 5.819%, 5/25/34(1)(2)	9,957,775	1,482,330
Series 2005-17, (Interest Only), Class SA, 6.519%, 3/25/35(1)(2)	4,581,359	930,459
Series 2005-71, (Interest Only), Class SA, 6.569%, 8/25/25(1)(2)	5,772,735	782,746
Series 2005-105, (Interest Only), Class S, 6.519%, 12/25/35(1)(2)	4,593,628	797,281
Series 2006-44, (Interest Only), Class IS, 6.419%, 6/25/36(1)(2)	4,013,377	776,999
Series 2006-65, (Interest Only), Class PS, 7.039%, 7/25/36(1)(2)	3,967,487	748,276
Series 2006-96, (Interest Only), Class SN, 7.019%, 10/25/36(1)(2)	5,708,062	999,318
Series 2006-104, (Interest Only), Class SD, 6.459%, 11/25/36(1)(2)	3,881,888	669,371
Series 2006-104, (Interest Only), Class SE, 6.449%, 11/25/36(1)(2)	2,587,926	445,572

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2007-50, (Interest Only), Class LS, 6.269%, 6/25/37(1)(2)	$5,577,602	$936,069
Series 2008-26, (Interest Only), Class SA, 6.019%, 4/25/38(1)(2)	7,937,228	1,358,540
Series 2008-61, (Interest Only), Class S, 5.919%, 7/25/38(1)(2)	11,743,135	2,062,117
Series 2009-62, Class WA, 5.566%, 8/25/39(4)	3,794,911	4,295,970
Series 2010-99, (Interest Only), Class NS, 6.419%, 3/25/39(1)(2)	13,172,781	1,457,349
Series 2010-124, (Interest Only), Class SJ, 5.869%, 11/25/38(1)(2)	7,495,156	1,051,041
Series 2010-135, (Interest Only), Class SD, 5.819%, 6/25/39(1)(2)	15,201,748	2,003,492
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(2)	27,272,978	1,248,099
Series 2011-45, (Interest Only), Class SA, 6.469%, 1/25/29(1)(2)	16,176,056	1,652,904
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(2)	11,832,850	1,522,797
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(2)	8,825,338	1,136,855
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(2)	14,971,579	1,864,115
Series 2012-24, (Interest Only), Class S, 5.319%, 5/25/30(1)(2)	7,843,613	1,035,633
Series 2012-30, (Interest Only), Class SK, 6.369%, 12/25/40(1)(2)	20,117,096	3,750,979
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(2)	20,276,617	2,772,311
Series 2012-56, (Interest Only), Class SU, 6.569%, 8/25/26(1)(2)	14,497,319	1,556,358
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(2)	28,391,779	4,041,509
Series 2012-76, (Interest Only), Class GS, 5.869%, 9/25/39(1)(2)	16,048,894	2,595,194
Series 2012-124, (Interest Only), Class IO, 1.489%, 11/25/42(2)(4)	37,573,101	2,533,122
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(2)	7,912,579	1,796,811
Series 2012-150, (Interest Only), Class PS, 5.969%, 1/25/43(1)(2)	16,416,575	3,486,071
Series 2012-150, (Interest Only), Class SK, 5.969%, 1/25/43(1)(2)	25,302,936	4,925,070
Series 2013-6, Class TA, 1.50%, 1/25/43(5)	6,975,615	6,703,253
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(2)	41,628,478	7,933,035
Series 2013-12, (Interest Only), Class SP, 5.469%, 11/25/41(1)(2)	8,708,930	1,430,220
Series 2013-15, (Interest Only), Class DS, 6.019%, 3/25/33(1)(2)	18,780,541	3,817,021

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2013-23, (Interest Only), Class CS, 6.069%, 3/25/33(1)(2)	$10,639,326	$2,305,304
Series 2013-54, (Interest Only), Class HS, 6.119%, 10/25/41(1)(2)	21,232,376	3,632,370
Series 2013-64, (Interest Only), Class PS, 6.069%, 4/25/43(1)(2)	13,050,300	2,707,645
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(2)	16,020,806	2,586,822
Series 2013-75, (Interest Only), Class SC, 6.069%, 7/25/42(1)(2)	33,726,152	5,801,848
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(2)	10,769,271	1,725,417
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(2)	10,457,418	2,075,585
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(2)	6,918,613	1,360,645
Series 2014-41, (Interest Only), Class SA, 5.869%, 7/25/44(1)(2)	13,873,862	2,771,679
Series 2014-43, (Interest Only), Class PS, 5.919%, 3/25/42(1)(2)	19,748,175	3,649,830
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(2)	24,159,181	4,428,076
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(2)	10,452,951	1,722,908
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(2)	19,685,362	3,727,709
Series 2014-72, Class CS, 8.91%, 11/25/44(1)	3,490,816	3,577,566
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	26,381,605	2,057,190
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(2)	24,815,852	3,850,869
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(2)	13,946,458	2,531,403
Series G94-7, Class PJ, 7.50%, 5/17/24	720,606	834,642

		$128,464,161

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.82%, 11/20/39(1)(2)	$22,491,783	$2,831,081
Series 2011-48, (Interest Only), Class SD, 6.49%, 10/20/36(1)(2)	20,811,284	2,249,258
Series 2013-24, Class KS, 5.543%, 2/20/43(1)	577,976	581,569
Series 2013-168, Class US, 11.519%, 11/20/43(1)	1,013,119	1,053,779
Series 2014-68, (Interest Only), Class KI, 1.428%, 10/20/42(2)(4)	36,195,171	1,173,911
Series 2014-117, Class HS, 31.356%, 8/20/44(1)	3,347,421	4,315,168
Series 2014-132, Class SC, 13.342%, 9/20/44(1)	531,717	534,806

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Government National Mortgage Association: (continued)
Series 2014-146, Class S, 5.879%, 10/20/44(1)	$3,792,189	$3,856,128

		$16,595,700

Total Collateralized Mortgage Obligations (identified cost $248,419,262)		$246,636,367

Mortgage Pass-Throughs — 4.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.881%, with maturity at 2035(6)	$1,098,782	$1,170,437
4.387%, with maturity at 2030(6)	412,954	449,201
6.50%, with maturity at 2036	2,757,557	3,202,522
7.00%, with various maturities to 2036	4,650,917	5,435,034
7.50%, with maturity at 2035	1,490,604	1,764,537
8.00%, with maturity at 2026	783,695	860,643

		$12,882,374

Federal National Mortgage Association:
3.717%, with maturity at 2035(6)	$1,187,872	$1,292,138
3.855%, with maturity at 2035(6)	2,574,079	2,800,019
6.00%, with various maturities to 2032	1,061,099	1,220,623
6.50%, with various maturities to 2036	3,922,125	4,549,476
7.00%, with various maturities to 2037	7,993,335	9,369,709
7.50%, with maturity at 2035	7,612,988	9,102,760
8.50%, with maturity at 2032	441,033	548,717
9.50%, with maturity at 2020(5)	1,324,806	1,518,333

		$30,401,775

Government National Mortgage Association:
7.00%, with various maturities to 2035	$15,327,293	$18,279,786
7.50%, with various maturities to 2022	1,609,850	1,843,294

		$20,123,080

Total Mortgage Pass-Throughs (identified cost $59,047,700)		$63,407,229

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount	Value
A10 Securitization LLC, Series 2015-1, Class B, 4.12%, 4/15/34(7)	$5,100,000	$5,099,929
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	1,500,000	1,709,030
CGCMT, Series 2014-GC23, Class D, 4.658%, 7/10/47(4)(7)	6,683,000	6,385,957
COMM, Series 2013-CR10, Class D, 4.953%, 8/10/46(4)(7)	5,000,000	5,001,875

Security	Principal Amount	Value
COMM, Series 2013-CR11, Class D, 5.339%, 10/10/46(4)(7)	$6,250,000	$6,357,912
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	5,650,000	4,770,363
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(4)(7)	5,311,000	4,811,261
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(7)	2,675,000	2,370,930
COMM, Series 2015-CR22, Class D, 4.266%, 3/10/48(4)(7)	6,775,000	6,179,498
COMM, Series 2015-LC19, Class D, 2.867%, 2/10/48(7)	2,000,000	1,654,951
CSAIL, Series 2015-C1, Class C, 4.445%, 4/15/50	700,000	725,153
ESA, Series 2013-ESH5, Class D5, 4.316%, 12/5/31(4)(7)	4,560,000	4,602,317
GSMS, Series 2014-GC26, Class C, 4.662%, 11/10/47(4)	2,794,000	2,911,720
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	7,855,000	8,015,631
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(4)(7)	1,850,000	1,757,719
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(4)	1,600,000	1,535,696
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(4)(7)	4,150,000	3,908,667
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(4)(7)	7,150,000	6,551,137
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(4)(7)	8,000,000	7,224,864
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,304,596
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(7)	5,200,000	5,279,932
MSBAM, Series 2013-C11, Class D, 4.563%, 8/15/46(4)(7)	5,000,000	4,919,500
MSBAM, Series 2014-C15, Class D, 5.061%, 4/15/47(4)(7)	2,450,000	2,440,996
UBSBB, Series 2012-C4, Class D, 4.649%, 12/10/45(4)(7)	5,000,000	4,987,523
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(4)(7)	2,625,750	2,762,189
WF-RBS, Series 2012-C7, Class D, 5.00%, 6/15/45(4)(7)	2,598,000	2,775,523
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	7,080,040
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(7)	7,500,000	6,516,007
WFCM, Series 2015-NXS1, Class D, 4.106%, 5/15/48(4)	5,232,000	4,827,399

Total Commercial Mortgage-Backed Securities (identified cost $128,796,468)		$131,468,315

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 5.5%

Security	Principal Amount	Value
APID, Series 2012-9AR, Class ER, 6.375%, 7/15/23(7)(8)	$3,400,000	$3,400,000
APID, Series 2014-19A, Class D, 4.024%, 10/17/26(7)(8)	5,000,000	4,894,286
ARES, Series 2014-32A, Class C, 4.445%, 11/15/25(7)(8)	5,000,000	5,016,620
BABSN, Series 2014-IIA, Class D, 3.874%, 10/17/26(7)(8)	5,000,000	4,868,090
BALLY, Series 2014-1A, Class C, 4.025%, 10/20/26(7)(8)	5,000,000	4,909,082
BRCHW, Series 2014-1A, Class D1, 3.725%, 7/15/26(7)(8)	4,000,000	3,854,858
BRCHW, Series 2014-1A, Class E1, 5.375%, 7/15/26(7)(8)	3,000,000	2,752,101
CECLO, Series 2014-22A, Class C, 3.983%, 11/7/26(7)(8)	5,000,000	4,888,571
CGMS, Series 2014-4A, Class D, 3.85%, 10/15/26(7)(8)	5,000,000	4,852,257
CGMS, Series 2015-2A, Class D, 5.574%, 4/27/27(7)(8)(9)	3,000,000	2,798,160
CGMS, Series 2015-2A, Class E, 6.474%, 4/27/27(7)(8)(9)	1,850,000	1,591,944
GALXY, Series 2015-19A, Class C, 3.812%, 1/24/27(7)(8)	5,000,000	4,844,908
GALXY, Series 2015-19A, Class D, 5.362%, 1/24/27(7)(8)	2,000,000	1,854,543
MDPK, Series 2014-15A, Class C, 3.914%, 1/27/26(7)(8)	5,000,000	4,927,774
MDPK, Series 2015-17A, Class D, 3.729%, 7/21/27(7)(8)(9)	5,000,000	4,848,600
MDPK, Series 2015-17A, Class E, 5.729%, 7/21/27(7)(8)(9)	5,000,000	4,718,996
OCT24, Series 2015-1A, Class D, 5.777%, 5/21/27(7)(8)(9)	3,000,000	2,835,450
OCT24, Series 2015-1A, Class E, 7.277%, 5/21/27(7)(8)(9)	2,000,000	1,841,240
VOYA, Series 2014-2A, Class C, 3.575%, 7/17/26(7)(8)	7,750,000	7,398,525
ZIGG, Series 2014-1A, Class D, 4.025%, 10/17/26(7)(8)	5,000,000	4,805,196

Total Asset-Backed Securities (identified cost $80,754,461)		$81,901,201

Senior Floating-Rate Interests — 11.3%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.7%
Genpact International, Inc., Term Loan, 3.50%, Maturing 8/30/19	$9,946	$9,986,906

		$9,986,906

Electronics / Electrical — 3.4%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$17,314	$17,417,900
Dell, Inc., Term Loan, 4.50%, Maturing 4/29/20	12,812	12,877,528
Sensata Technologies B.V., Term Loan, 3.50%, Maturing 10/14/21	19,900	19,998,266

		$50,293,694

Equipment Leasing — 1.2%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$18,075,528

		$18,075,528

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,815	$4,830,537

		$4,830,537

Leisure Goods / Activities / Movies — 0.9%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$13,230	$13,326,218

		$13,326,218

Lodging and Casinos — 1.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$6,850	$6,883,298
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	9,950	9,970,765

		$16,854,063

Oil and Gas — 1.3%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$19,884	$19,686,991

		$19,686,991

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Steel — 1.2%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19		$19,849	$17,978,389

			$17,978,389

Telecommunications — 1.2%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21		$17,889	$17,921,754

			$17,921,754

Total Senior Floating-Rate Interests (identified cost $169,589,541)			$168,954,080

Foreign Government Bonds — 18.1%

Security		Principal Amount (000’s omitted)	Value

Bermuda — 1.0%
Government of Bermuda, 4.854%, 2/6/24(7)	USD	14,177	$15,169,390

Total Bermuda			$15,169,390

Colombia — 1.8%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$27,173,580

Total Colombia			$27,173,580

Germany — 3.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26(11)	EUR	37,240	$47,506,352

Total Germany			$47,506,352

Iceland — 0.2%
Republic of Iceland, 8.00%, 6/12/25	ISK	415,000	$2,471,684

Total Iceland			$2,471,684

India — 1.4%
India Government Bond, 7.16%, 5/20/23	INR	778,160	$11,788,422
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,776,500

Total India			$20,564,922

Indonesia — 1.7%
Indonesia Government International Bond, 4.125%, 1/15/25(7)	USD	15,000	$15,356,250

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(7)	USD	10,000	$10,320,200

Total Indonesia			$25,676,450

New Zealand — 3.3%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	29,881	$22,573,186
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	30,646	26,434,617

Total New Zealand			$49,007,803

Pakistan — 0.8%
Islamic Republic of Pakistan, 8.25%, 4/15/24(12)	USD	11,328	$12,404,160

Total Pakistan			$12,404,160

Serbia — 0.5%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$560,540
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,185,920
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,121,845

Total Serbia			$7,868,305

Sri Lanka — 0.7%
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	47,760	$358,348
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	11,080	85,770
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	259,730	2,118,833
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	5,540	47,526
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	936,570	8,055,658

Total Sri Lanka			$10,666,135

Thailand — 2.8%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,467,701	$40,920,412

Total Thailand			$40,920,412

Venezuela — 0.7%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	10,500	$5,223,750
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(12)	USD	10,500	5,381,250

Total Venezuela			$10,605,000

Total Foreign Government Bonds (identified cost $263,851,947)			$270,034,193

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.6%

Security		Principal Amount (000’s omitted)	Value

Supranational — 0.6%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	120,000,000	$9,058,808

Total Supranational			$9,058,808

Total Foreign Corporate Bonds (identified cost $10,068,544)			$9,058,808

U.S. Treasury Obligations — 8.9%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(5)(13)		$131,243,370	$133,079,880

Total U.S. Treasury Obligations (identified cost $132,586,470)			$133,079,880

Common Stocks — 0.4%

Security	Shares	Value

Germany — 0.4%
Deutsche Annington Immobilien SE	76,467	$2,566,624
Deutsche Wohnen AG	102,131	2,678,862

Total Common Stocks (identified cost $5,334,168)		$5,245,486

Exchange-Traded Funds — 2.0%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$21,200,670
SPDR Barclays High Yield Bond ETF	228,000	8,992,320

Total Exchange-Traded Funds (identified cost $29,772,568)		$30,192,990

Closed-End Funds — 5.0%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	131,493	$2,259,050
BlackRock Corporate High Yield Fund VI, Inc.	827,005	9,419,587
BlackRock Multi-Sector Income Trust	258,262	4,542,829
Brookfield Mortgage Opportunity Income Fund, Inc.	512,241	8,400,752
Calamos Convertible and High Income Fund	6,937	98,436

Security	Shares	Value
First Trust High Income Long/Short Fund	534,514	$8,846,207
First Trust Intermediate Duration Preferred & Income Fund	358,300	8,237,317
MFS Multimarket Income Trust	923,100	5,981,688
Nuveen Floating Rate Income Fund	442,350	5,038,366
Nuveen Mortgage Opportunity Term Fund	158,457	3,654,018
Pimco Dynamic Income Fund	167,915	5,044,167
Putnam Premier Income Trust	1,721,300	9,054,038
Western Asset High Income Opportunity Fund, Inc.	876,897	4,726,475

Total Closed-End Funds (identified cost $77,090,545)		$75,302,930

Currency Put Options Purchased — 2.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Euro	Citibank, N.A.	EUR 43,743	USD 1.15	7/30/15	$1,703,025
Euro	Citibank, N.A.	EUR 41,580	USD 1.21	7/30/15	3,650,287
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	4,478,539
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	5,552,919
Euro	Deutsche Bank AG	EUR 22,727	USD 1.10	11/1/16	910,375
Euro	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	1,620,850
Euro	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	2,856,000
Euro	Goldman Sachs International	EUR 21,008	USD 1.19	10/29/19	1,823,225
Euro	Goldman Sachs International	EUR 18,182	USD 1.38	10/29/19	3,508,250
Japanese Yen	Citibank, N.A.	JPY 931,455	JPY 105.00	6/22/15	1,065,407
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	2,130,934
Japanese Yen	Goldman Sachs International	JPY 914,340	JPY 105.00	6/22/15	1,045,831
Japanese Yen	Goldman Sachs International	JPY 1,337,270	JPY 110.00	6/22/15	952,258

Total Currency Put Options Purchased (identified cost $11,871,462)					$31,297,900

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaptions Purchased — 0.0%(14)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$184,065

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$184,065

Short-Term Investments — 19.6%

Foreign Government Securities — 1.0%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 7/15/15	ISK	164,520	$906,653
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	141,660	771,611

Total Iceland			$1,678,264

Sri Lanka — 0.8%
Sri Lanka Treasury Bill, 0.00%, 6/5/15	LKR	524,310	$3,914,272
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	839,430	6,230,005
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	11,150	80,570
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	21,700	156,427
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	77,390	556,525
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	169,890	1,211,302

Total Sri Lanka			$12,149,101

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,490	$1,121,157

Total Zambia			$1,121,157

Total Foreign Government Securities (identified cost $15,304,769)			$14,948,522

U.S. Treasury Obligations — 5.5%

Security		Principal Amount	Value
U.S. Treasury Bill, 0.00%, 5/14/15(5)		$40,000,000	$40,000,000
U.S. Treasury Bill, 0.00%, 6/18/15(5)		41,500,000	41,500,954

Total U.S. Treasury Obligations (identified cost $81,500,034)			$81,500,954

Other — 13.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(15)	$196,590	$196,590,348

Total Other (identified cost $196,590,348)		$196,590,348

Total Short-Term Investments (identified cost $293,395,151)		$293,039,824

Total Investments — 103.0% (identified cost $1,513,114,037)		$1,539,803,268

Currency Put Options Written — (1.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Euro	Citibank, N.A.	EUR 43,743	USD 1.15	7/30/15	$(1,703,025)
Euro	Citibank, N.A.	EUR 41,580	USD 1.21	7/30/15	(3,650,287)
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	(4,478,539)
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	(5,552,919)
Euro	Deutsche Bank AG	EUR 21,186	USD 1.18	11/1/16	(1,620,850)
Euro	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	(2,856,000)
Euro	Goldman Sachs International	EUR 18,182	USD 1.38	10/29/19	(3,508,250)
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	(2,130,934)
Japanese Yen	Goldman Sachs International	JPY 1,845,795	JPY 105.00	6/22/15	(2,111,239)
Japanese Yen	Goldman Sachs International	JPY 1,337,270	JPY 110.00	6/22/15	(952,258)

Total Currency Put Options Written (premiums received $16,694,316)					$(28,564,301)

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaptions Written — (0.0)%(14)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank, N.A.	2/28/17	$52,500,000	$(184,065)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(184,065)

Other Assets, Less Liabilities — (1.1)%				$(15,926,227)

Net Assets — 100.0%				$1,495,128,675

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
LKR	–	Sri Lankan Rupee
NZD	–	New Zealand Dollar
RSD	–	Serbian Dinar
THB	–	Thai Baht
USD	–	United States Dollar
ZMW	–	Zambian Kwacha

ACRE	–	Americold LLC Trust
APID	–	Apidos CLO
ARES	–	Ares CLO, Ltd.
BABSN	–	Babson CLO, Ltd.
BALLY	–	Ballyrock, Ltd.
BRCHW	–	Birchwood Park CLO, Ltd.
CECLO	–	Cent CLO LP
CGCMT	–	Citigroup Commercial Mortgage Trust
CGMS	–	Carlyle Global Market Strategies
COMM	–	Commercial Mortgage Trust
CSAIL	–	CSAIL Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
GALXY	–	Galaxy CLO, Ltd.
GSMS	–	Goldman Sachs Mortgage Securities Corp. II
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MDPK	–	Madison Park Funding, Ltd.
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
OCT24	–	Octagon Investment Partners 24, Ltd.
UBSBB	–	UBS-Barclays Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
VOYA	–	Voya CLO, Ltd.
WF-RBS	–	WF-RBS Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
ZIGG	–	Ziggurat CLO, Ltd.
(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2015.

(2)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2015.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $235,910,792 or 15.8% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(9)	When-issued security.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $107,713,625 or 7.2% of the Portfolio’s net assets.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,316,523,689)	$1,343,212,920
Affiliated investment, at value (identified cost, $196,590,348)	196,590,348
Cash	8,585,394
Restricted cash*	12,391,394
Foreign currency, at value (identified cost, $1,290,617)	1,288,550
Interest and dividends receivable	7,912,254
Interest receivable from affiliated investment	31,762
Receivable for investments sold	567,817
Receivable for variation margin on open financial futures contracts	2,166,847
Receivable for open forward foreign currency exchange contracts	3,978,399
Receivable for open swap contracts	5,310,016
Receivable for open non-deliverable bond forward contracts	950,176
Total assets	$1,582,985,877

Liabilities
Cash collateral due to brokers	$1,925,501
Written options and swaptions outstanding, at value (premiums received, $18,684,066)	28,748,366
Payable for investments purchased	10,309,699
Payable for when-issued securities	18,634,390
Payable for variation margin on open centrally cleared swap contracts	295,345
Payable for open forward foreign currency exchange contracts	17,418,557
Payable for open swap contracts	9,494,758
Payable to affiliates:
Investment adviser fee	696,901
Trustees’ fees	4,122
Accrued foreign capital gains taxes	215,983
Accrued expenses	113,580
Total liabilities	$87,857,202
Net Assets applicable to investors’ interest in Portfolio	$1,495,128,675

Sources of Net Assets
Investors’ capital	$1,506,825,642
Net unrealized depreciation	(11,696,967)
Total	$1,495,128,675

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest (net of foreign taxes, $150,142)	$22,229,612
Dividends	3,082,777
Interest allocated from affiliated investment	98,621
Expenses allocated from affiliated investment	(9,418)
Total investment income	$25,401,592

Expenses
Investment adviser fee	$3,427,287
Trustees’ fees and expenses	27,027
Custodian fee	267,939
Legal and accounting services	75,086
Miscellaneous	32,865
Total expenses	$3,830,204
Deduct —
Reduction of custodian fee	$295
Total expense reductions	$295

Net expenses	$3,829,909

Net investment income	$21,571,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $423,683)	$(3,736,423)
Investment transactions allocated from affiliated investment	65
Written options	8,123,764
Financial futures contracts	(10,405,059)
Swap contracts	5,120,422
Foreign currency and forward foreign currency exchange contract transactions	26,118,968
Non-deliverable bond forward contracts	771,192
Capital gain distributions received	75,417
Net realized gain	$26,068,346
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $196,347)	$22,762,686
Written options and swaptions	(8,573,698)
Financial futures contracts	(11,150,361)
Swap contracts	1,096,719
Foreign currency and forward foreign currency exchange contracts	(20,894,773)
Non-deliverable bond forward contracts	950,176
Net change in unrealized appreciation (depreciation)	$(15,809,251)

Net realized and unrealized gain	$10,259,095

Net increase in net assets from operations	$31,830,778

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$21,571,683	$28,106,656
Net realized gain (loss) from investment transactions, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	26,068,346	(3,433,870)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(15,809,251)	13,169,239
Net increase in net assets from operations	$31,830,778	$37,842,025
Capital transactions —
Contributions	$534,766,316	$658,863,716
Withdrawals	(93,056,582)	(201,216,709)
Net increase in net assets from capital transactions	$441,709,734	$457,647,007

Net increase in net assets	$473,540,512	$495,489,032

Net Assets
At beginning of period	$1,021,588,163	$526,099,131
At end of period	$1,495,128,675	$1,021,588,163

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Consolidated Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.67	%(3)	0.72%	0.72%	0.75%	0.73%	0.72	%(3)
Net investment income	3.77	%(3)	5.32%	3.86%	1.92%	2.35%	2.45	%(3)
Portfolio Turnover	16	%(4)	58%	123%	17%	10%	18	%(4)

Total Return	2.88	%(4)	7.75%	(6.15)%	5.00%	6.69%	3.10	%(4)

Net assets, end of period (000’s omitted)	$1,495,129		$1,021,588	$526,099	$518,829	$522,015	$407,387

(1)	For the period from the start of business, November 20, 2009, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 87.4% and 12.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2015 were $1,801,940 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected

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default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

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As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the

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Notes to Consolidated Financial Statements (Unaudited) — continued

Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

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Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $3,427,287 or 0.599% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$470,726,220	$72,308,405
U.S. Government and Agency Securities	229,915,728	73,249,281

	$700,641,948	$145,557,686

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,530,104,957

Gross unrealized appreciation	$50,713,004
Gross unrealized depreciation	(40,712,788)

Net unrealized appreciation	$10,000,216

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options and written swaptions at April 30, 2015 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Euro 6,605,102	Hungarian Forint 1,996,392,000	BNP Paribas	$—	$(38,325)	$(38,325)
5/4/15	Euro 8,023,772	Polish Zloty 32,100,000	Credit Suisse International	—	(92,454)	(92,454)
5/4/15	Euro 6,541,821	Swedish Krona 61,534,000	Morgan Stanley & Co. International PLC	38,583	—	38,583
5/4/15	Euro 5,699,648	Swedish Krona 53,567,000	Standard Chartered Bank	28,178	—	28,178

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/4/15	Hungarian Forint 1,996,392,000	Euro 6,641,653	Deutsche Bank AG	$79,367	$—	$79,367
5/4/15	New Taiwan Dollar 63,060,000	United States Dollar 2,004,641	Citibank, N.A.	—	(54,394)	(54,394)
5/4/15	New Taiwan Dollar 62,552,000	United States Dollar 1,988,808	Goldman Sachs International	—	(53,639)	(53,639)
5/4/15	New Zealand Dollar 5,688,000	United States Dollar 4,098,972	JPMorgan Chase Bank, N.A.	—	(242,393)	(242,393)
5/4/15	New Zealand Dollar 15,378,000	United States Dollar 11,087,538	Nomura International PLC	—	(649,718)	(649,718)
5/4/15	New Zealand Dollar 6,856,401	United States Dollar 5,282,295	Standard Chartered Bank	49,148	—	49,148
5/4/15	Polish Zloty 3,147,000	Euro 783,811	Bank of America, N.A.	5,899	—	5,899
5/4/15	Polish Zloty 26,520,000	Euro 6,611,818	BNP Paribas	57,105	—	57,105
5/4/15	Polish Zloty 2,433,000	Euro 606,280	Standard Chartered Bank	4,899	—	4,899
5/4/15	Swedish Krona 79,571,000	Euro 8,336,555	BNP Paribas	—	(187,801)	(187,801)
5/4/15	Swedish Krona 35,530,000	Euro 3,802,891	Goldman Sachs International	6,484	—	6,484
5/4/15	United States Dollar 2,067,812	New Taiwan Dollar 63,060,000	Citibank, N.A.	—	(8,777)	(8,777)
5/4/15	United States Dollar 2,051,154	New Taiwan Dollar 62,552,000	Goldman Sachs International	—	(8,707)	(8,707)
5/4/15	United States Dollar 7,014,021	New Zealand Dollar 9,211,401	Deutsche Bank AG	16,579	—	16,579
5/4/15	United States Dollar 14,239,071	New Zealand Dollar 18,711,000	Nomura International PLC	42,096	—	42,096
5/6/15	Australian Dollar 36,945,000	United States Dollar 28,676,709	Australia and New Zealand Banking Group Limited	—	(556,452)	(556,452)
5/6/15	Australian Dollar 15,751,000	United States Dollar 12,218,051	Morgan Stanley & Co. International PLC	—	(245,111)	(245,111)
5/12/15	Mexican Peso 43,942,000	United States Dollar 2,801,102	BNP Paribas	—	(61,607)	(61,607)
5/12/15	Mexican Peso 3,421,000	United States Dollar 219,189	Standard Chartered Bank	—	(3,680)	(3,680)
5/12/15	New Taiwan Dollar 159,400,000	United States Dollar 5,062,085	Bank of America, N.A.	—	(142,681)	(142,681)
5/12/15	New Taiwan Dollar 132,974,000	United States Dollar 4,222,871	Deutsche Bank AG	—	(119,027)	(119,027)
5/12/15	New Taiwan Dollar 152,850,000	United States Dollar 4,854,076	JPMorgan Chase Bank, N.A.	—	(136,818)	(136,818)
5/12/15	New Taiwan Dollar 243,776,000	United States Dollar 7,726,044	JPMorgan Chase Bank, N.A.	—	(233,788)	(233,788)
5/12/15	United States Dollar 1,121,662	Mexican Peso 16,761,000	Bank of America, N.A.	—	(29,726)	(29,726)
5/12/15	United States Dollar 2,046,409	Mexican Peso 30,602,000	HSBC Bank USA, N.A.	—	(52,767)	(52,767)

19

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/18/15	Japanese Yen 1,250,022,000	United States Dollar 10,513,310	Goldman Sachs International	$43,260	$—	$43,260
5/19/15	New Zealand Dollar 10,908,652	United States Dollar 8,413,854	JPMorgan Chase Bank, N.A.	100,055	—	100,055
5/19/15	New Zealand Dollar 10,915,000	United States Dollar 8,418,412	Morgan Stanley & Co. International PLC	99,775	—	99,775
5/21/15	New Turkish Lira 14,377,000	United States Dollar 6,017,747	Standard Chartered Bank	665,122	—	665,122
5/22/15	Euro 5,656,523	United States Dollar 6,403,241	Goldman Sachs International	50,424	—	50,424
5/22/15	United States Dollar 821,132	Euro 762,043	Goldman Sachs International	34,715	—	34,715
5/26/15	United States Dollar 10,743,875	Indonesian Rupiah 141,743,939,000	Goldman Sachs International	127,135	—	127,135
5/26/15	United States Dollar 5,030,430	Indonesian Rupiah 65,732,624,000	Goldman Sachs International	10,915	—	10,915
5/27/15	Euro 7,073,355	United States Dollar 7,989,354	Bank of America, N.A.	44,784	—	44,784
5/27/15	Euro 535,989	United States Dollar 568,984	Goldman Sachs International	—	(33,022)	(33,022)
5/27/15	United States Dollar 435,880	Euro 402,397	BNP Paribas	16,080	—	16,080
5/29/15	New Taiwan Dollar 160,980,000	United States Dollar 5,091,243	Deutsche Bank AG	—	(165,208)	(165,208)
5/29/15	New Taiwan Dollar 160,980,000	United States Dollar 5,091,243	Goldman Sachs International	—	(165,208)	(165,208)
5/29/15	New Taiwan Dollar 147,894,000	United States Dollar 4,676,638	Standard Chartered Bank	—	(152,518)	(152,518)
6/3/15	Euro 39,067,019	United States Dollar 44,536,402	Goldman Sachs International	653,564	—	653,564
6/3/15	Japanese Yen 357,716,000	United States Dollar 2,995,043	Standard Chartered Bank	—	(1,603)	(1,603)
6/3/15	United States Dollar 43,677,246	Euro 38,313,374	Goldman Sachs International	—	(640,956)	(640,956)
6/4/15	New Taiwan Dollar 60,005,000	United States Dollar 1,908,253	BNP Paribas	—	(51,092)	(51,092)
6/4/15	New Taiwan Dollar 57,148,000	United States Dollar 1,817,569	JPMorgan Chase Bank, N.A.	—	(48,486)	(48,486)
6/5/15	Euro 1,530,646	United States Dollar 1,743,672	Goldman Sachs International	24,298	—	24,298
6/5/15	Euro 218,665	United States Dollar 237,691	Goldman Sachs International	—	(7,935)	(7,935)
6/5/15	Euro 437,327	United States Dollar 472,098	Goldman Sachs International	—	(19,151)	(19,151)
6/5/15	Euro 437,327	United States Dollar 461,129	Goldman Sachs International	—	(30,120)	(30,120)
6/5/15	Euro 940,255	United States Dollar 1,071,392	Standard Chartered Bank	15,204	—	15,204
6/8/15	Thai Baht 356,675,000	United States Dollar 10,952,710	Deutsche Bank AG	143,722	—	143,722

20

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/8/15	Thai Baht 211,276,000	United States Dollar 6,489,817	Standard Chartered Bank	$87,126	$—	$87,126
6/9/15	United States Dollar 2,429,829	Indian Rupee 153,060,000	Deutsche Bank AG	—	(41,330)	(41,330)
6/9/15	United States Dollar 3,097,960	Indian Rupee 195,147,000	Standard Chartered Bank	—	(52,694)	(52,694)
6/11/15	Euro 782,447	Polish Zloty 3,147,000	Bank of America, N.A.	—	(5,883)	(5,883)
6/11/15	Euro 605,221	Polish Zloty 2,433,000	Standard Chartered Bank	—	(4,883)	(4,883)
6/11/15	Euro 1,693,186	Polish Zloty 6,807,622	Standard Chartered Bank	—	(13,387)	(13,387)
6/11/15	Euro 12,808,018	Polish Zloty 51,338,378	Standard Chartered Bank	—	(144,975)	(144,975)
6/11/15	Hungarian Forint 1,611,393,000	Euro 5,262,551	Bank of America, N.A.	—	(38,479)	(38,479)
6/11/15	Hungarian Forint 976,188,000	Euro 3,189,584	Standard Chartered Bank	—	(21,614)	(21,614)
6/11/15	Japanese Yen 377,519,500	United States Dollar 3,126,171	Goldman Sachs International	—	(36,670)	(36,670)
6/11/15	Japanese Yen 223,532,500	United States Dollar 1,849,478	Standard Chartered Bank	—	(23,267)	(23,267)
6/11/15	United States Dollar 20,221,906	Japanese Yen 2,414,900,000	Standard Chartered Bank	10,016	—	10,016
6/11/15	United States Dollar 1,136,370	Zambian Kwacha 8,483,000	Standard Chartered Bank	—	(17,976)	(17,976)
6/12/15	Thai Baht 285,740,000	United States Dollar 8,685,106	Deutsche Bank AG	26,816	—	26,816
6/12/15	Thai Baht 53,972,000	United States Dollar 1,640,985	JPMorgan Chase Bank, N.A.	5,564	—	5,564
6/12/15	United States Dollar 704,853	Zambian Kwacha 5,156,000	Citibank, N.A.	—	(25,380)	(25,380)
6/12/15	United States Dollar 467,186	Zambian Kwacha 3,328,700	Citibank, N.A.	—	(28,520)	(28,520)
6/12/15	United States Dollar 1,141,362	Zambian Kwacha 8,027,200	Citibank, N.A.	—	(83,513)	(83,513)
6/15/15	Euro 11,213,544	United States Dollar 11,895,664	Goldman Sachs International	—	(702,172)	(702,172)
6/15/15	Euro 30,871,666	United States Dollar 32,909,968	Goldman Sachs International	—	(1,772,751)	(1,772,751)
6/16/15	Australian Dollar 8,971,000	United States Dollar 6,828,106	Deutsche Bank AG	—	(254,338)	(254,338)
6/16/15	Australian Dollar 13,683,000	United States Dollar 10,456,138	Goldman Sachs International	—	(346,346)	(346,346)
6/16/15	New Zealand Dollar 14,610,000	United States Dollar 10,742,733	JPMorgan Chase Bank, N.A.	—	(362,009)	(362,009)
6/17/15	United States Dollar 1,128,242	Zambian Kwacha 8,310,000	Standard Chartered Bank	—	(35,458)	(35,458)
6/18/15	United States Dollar 659,699	Zambian Kwacha 4,810,000	Standard Chartered Bank	—	(27,443)	(27,443)

21

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/18/15	United States Dollar 1,547,170	Zambian Kwacha 11,320,600	Standard Chartered Bank	$—	$(59,121)	$(59,121)
6/22/15	New Taiwan Dollar 35,935,000	United States Dollar 1,135,925	Deutsche Bank AG	—	(37,736)	(37,736)
6/22/15	Thai Baht 277,693,000	United States Dollar 8,338,503	Deutsche Bank AG	—	(73,470)	(73,470)
6/22/15	Thai Baht 165,114,000	United States Dollar 4,959,868	Standard Chartered Bank	—	(41,823)	(41,823)
6/22/15	United States Dollar 14,826,620	Indian Rupee 933,888,000	BNP Paribas	—	(288,040)	(288,040)
6/22/15	United States Dollar 7,837,647	Indian Rupee 493,760,000	Goldman Sachs International	—	(150,891)	(150,891)
6/23/15	Euro 21,237,308	Polish Zloty 85,204,000	BNP Paribas	—	(231,830)	(231,830)
6/23/15	Hungarian Forint 642,461,000	Euro 2,029,957	BNP Paribas	—	(91,157)	(91,157)
6/23/15	Hungarian Forint 1,288,617,000	Euro 4,059,915	BNP Paribas	—	(195,955)	(195,955)
6/23/15	Hungarian Forint 1,076,610,000	Euro 3,354,134	JPMorgan Chase Bank, N.A.	—	(206,222)	(206,222)
6/23/15	Hungarian Forint 961,896,000	Euro 3,022,929	Nomura International PLC	—	(154,832)	(154,832)
6/23/15	Hungarian Forint 775,293,000	Euro 2,435,947	Standard Chartered Bank	—	(125,412)	(125,412)
6/24/15	Canadian Dollar 20,701,000	United States Dollar 16,559,534	BNP Paribas	—	(585,737)	(585,737)
6/24/15	Canadian Dollar 3,200,000	United States Dollar 2,559,709	Deutsche Bank AG	—	(90,639)	(90,639)
6/24/15	Canadian Dollar 7,202,000	United States Dollar 5,741,917	Goldman Sachs International	—	(223,024)	(223,024)
6/24/15	Canadian Dollar 6,791,000	United States Dollar 5,418,815	Standard Chartered Bank	—	(205,721)	(205,721)
6/24/15	Canadian Dollar 11,319,000	United States Dollar 9,041,554	Standard Chartered Bank	—	(333,225)	(333,225)
6/25/15	Euro 8,097,500	United States Dollar 8,746,029	Citibank, N.A.	—	(352,295)	(352,295)
6/25/15	Euro 4,048,800	United States Dollar 4,365,821	Deutsche Bank AG	—	(183,397)	(183,397)
6/25/15	Euro 5,122,204	United States Dollar 5,442,342	Deutsche Bank AG	—	(312,949)	(312,949)
6/25/15	Euro 5,708,000	United States Dollar 6,160,502	Goldman Sachs International	—	(252,988)	(252,988)
6/25/15	United States Dollar 4,657,805	Euro 4,379,204	Goldman Sachs International	262,654	—	262,654
6/25/15	United States Dollar 2,195,851	Zambian Kwacha 15,612,500	Barclays Bank PLC	—	(149,749)	(149,749)
6/29/15	Euro 25,352,000	United States Dollar 27,467,193	Standard Chartered Bank	—	(1,019,733)	(1,019,733)
7/9/15	Hungarian Forint 163,947,000	Euro 508,464	Credit Suisse International	—	(33,711)	(33,711)

22

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/9/15	Hungarian Forint 1,090,786,000	Euro 3,556,408	Deutsche Bank AG	$—	$(29,363)	$(29,363)
7/13/15	Australian Dollar 30,829,000	United States Dollar 23,720,141	Australia and New Zealand Banking Group Limited	—	(582,994)	(582,994)
7/13/15	Australian Dollar 12,533,000	United States Dollar 9,636,962	Morgan Stanley & Co. International PLC	—	(243,060)	(243,060)
7/13/15	New Taiwan Dollar 179,840,000	United States Dollar 5,790,457	Bank of America, N.A.	—	(84,901)	(84,901)
7/13/15	New Taiwan Dollar 41,257,000	United States Dollar 1,328,086	JPMorgan Chase Bank, N.A.	—	(19,777)	(19,777)
7/16/15	Hungarian Forint 994,476,000	Euro 3,082,500	BNP Paribas	—	(205,632)	(205,632)
7/16/15	Hungarian Forint 314,664,000	Euro 979,987	Deutsche Bank AG	—	(59,841)	(59,841)
7/16/15	Hungarian Forint 709,129,000	Euro 2,201,785	JPMorgan Chase Bank, N.A.	—	(142,411)	(142,411)
7/16/15	Hungarian Forint 573,622,000	Euro 1,781,214	Morgan Stanley & Co. International PLC	—	(115,011)	(115,011)
7/16/15	Japanese Yen 2,227,422,000	United States Dollar 18,640,638	Goldman Sachs International	—	(30,225)	(30,225)
7/17/15	New Zealand Dollar 42,970,223	United States Dollar 32,343,257	Bank of America, N.A.	—	(221,276)	(221,276)
7/17/15	New Zealand Dollar 9,211,401	United States Dollar 6,963,819	Deutsche Bank AG	—	(16,945)	(16,945)
7/17/15	New Zealand Dollar 1,906,000	United States Dollar 1,434,372	JPMorgan Chase Bank, N.A.	—	(10,070)	(10,070)
7/17/15	New Zealand Dollar 18,711,000	United States Dollar 14,138,032	Nomura International PLC	—	(41,904)	(41,904)
7/20/15	Australian Dollar 3,749,000	United States Dollar 2,862,287	Deutsche Bank AG	—	(92,005)	(92,005)
8/4/15	Euro 6,584,076	Polish Zloty 26,520,000	BNP Paribas	—	(57,424)	(57,424)
8/4/15	Hungarian Forint 1,996,392,000	Euro 6,584,406	BNP Paribas	37,318	—	37,318
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 4,122,752	Deutsche Bank AG	17,838	—	17,838
9/24/15	United States Dollar 9,342,520	Yuan Renminbi Offshore 59,200,000	Bank of America, N.A.	80,490	—	80,490
9/24/15	United States Dollar 5,475,852	Yuan Renminbi Offshore 34,695,000	BNP Paribas	46,636	—	46,636
9/29/15	United States Dollar 7,255,035	Yuan Renminbi Offshore 46,039,000	BNP Paribas	70,274	—	70,274
9/29/15	United States Dollar 7,541,604	Yuan Renminbi Offshore 47,856,000	Citibank, N.A.	72,810	—	72,810
1/13/16	New Turkish Lira 8,960,000	United States Dollar 3,251,148	BNP Paribas	120,196	—	120,196
1/13/16	New Turkish Lira 13,685,870	United States Dollar 4,860,902	BNP Paribas	78,559	—	78,559
1/13/16	New Turkish Lira 2,613,000	United States Dollar 959,885	BNP Paribas	46,808	—	46,808

23

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/13/16	New Turkish Lira 5,316,000	United States Dollar 1,951,528	Standard Chartered Bank	$93,923	$—	$93,923
1/13/16	United States Dollar 9,621,398	New Turkish Lira 23,601,000	Bank of America, N.A.	—	(1,374,346)	(1,374,346)
1/13/16	United States Dollar 2,856,387	New Turkish Lira 6,973,870	Deutsche Bank AG	—	(419,463)	(419,463)
1/29/16	Euro 6,077,651	Serbian Dinar 778,243,240	Citibank, N.A.	36,569	—	36,569
3/2/16	United States Dollar 4,416,525	Yuan Renminbi Offshore 28,650,000	Deutsche Bank AG	89,309	—	89,309
3/2/16	United States Dollar 8,829,627	Yuan Renminbi Offshore 57,280,000	Goldman Sachs International	178,897	—	178,897
3/7/16	United States Dollar 4,415,596	Yuan Renminbi Offshore 28,640,000	Bank of America, N.A.	87,062	—	87,062
3/7/16	United States Dollar 4,415,324	Yuan Renminbi Offshore 28,640,000	Citibank, N.A.	87,335	—	87,335
3/7/16	United States Dollar 4,321,949	Yuan Renminbi Offshore 28,030,000	Goldman Sachs International	84,808	—	84,808

				$3,978,399	$(17,418,557)	$(13,440,158)

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

5/13/15	COP	49,908,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$21,456,040	$32,604
5/19/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	23,564,860	32,420
5/21/15	COP	106,983,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	46,058,831	100,167
5/22/15	COP	60,071,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	25,809,851	69,367
5/22/15	COP	62,644,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	31,744,411	305,047
5/29/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	23,583,956	75,692
6/9/15	COP	65,253,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	27,066,155	295,550
6/9/15	COP	9,788,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	4,065,228	39,329

						$950,176

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP – Colombian Peso

24

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Equity Futures
5/15	862 SGX CNX Nifty Index	Long	$14,288,116	$14,212,580	$(75,536)
6/15	84 TOPIX Index	Long	10,739,548	11,106,121	366,573

	Interest Rate Futures
6/15	758 Euro-Bobl	Short	(110,169,000)	(109,624,283)	544,717
6/15	177 Euro-Bund	Short	(31,099,528)	(31,143,252)	(43,724)
6/15	73 Japan 10-Year Bond	Short	(89,972,194)	(90,418,509)	(446,315)
6/15	193 U.S. 5-Year Treasury Note	Short	(23,217,559)	(23,185,633)	31,926
6/15	4,634 U.S. 5-Year Deliverable Interest Rate Swap	Short	(470,231,898)	(476,650,344)	(6,418,446)
6/15	1,249 U.S. 10-Year Deliverable Interest Rate Swap	Short	(131,689,267)	(131,554,828)	134,439
6/15	11 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,250,606)	(1,266,719)	(16,113)
3/17	9,249 CME 90-Day Eurodollar	Short	(2,267,816,725)	(2,276,756,963)	(8,940,238)

					$(14,862,717)

CME:  Chicago Mercantile Exchange

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$(594,700)
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	937,500

							$342,800

CPI – U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

25

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Notes to Consolidated Financial Statements (Unaudited) — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.		$4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(57,691)
CME Group, Inc.		1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(16,952)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,751,289
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	650,332
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	1,127,653
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	1,359,391
LCH.Clearnet	PLN	61,105	Pays	6-month PLN WIBOR	1.78	2/27/20	(267,407)
LCH.Clearnet	PLN	95,636	Pays	6-month PLN WIBOR	1.72	2/27/20	(485,072)
LCH.Clearnet	PLN	285,589	Pays	6-month PLN WIBOR	1.78	2/27/20	(1,239,293)

							$2,822,250

NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$1,105,387
Bank of America, N.A.	COP	32,629,647	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	31,986
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	7,542
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	12,118
Bank of America, N.A.	COP	42,825,791	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	7,839
Bank of America, N.A.	COP	34,260,630	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	6,185
Bank of America, N.A.	MYR	24,370	Pays	3-month MYR KLIBOR	3.76	4/29/20	(2,888)
BNP Paribas	MYR	47,760	Pays	3-month MYR KLIBOR	3.75	4/29/20	(7,191)
BNP Paribas	MYR	35,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	7
Citibank, N.A.	BRL	180,616	Pays	Brazil CETIP Interbank Deposit Rate	13.12	1/2/17	(183,616)
Citibank, N.A.	MYR	47,890	Pays	3-month MYR KLIBOR	3.74	4/30/20	7
Deutsche Bank AG	BRL	10,752	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(73,694)
Deutsche Bank AG	BRL	106,240	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(600,993)
Deutsche Bank AG	BRL	371,332	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(3,119,589)
Deutsche Bank AG	INR	5,359,990	Pays	1-Day INR MIBOR	7.45	4/30/16	(3,544)
Goldman Sachs International	BRL	165,346	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	119,525
Goldman Sachs International	BRL	219,731	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(184,948)
Goldman Sachs International	BRL	426,772	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	(362,047)
Goldman Sachs International	BRL	107,760	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(650,788)
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(871,879)
Goldman Sachs International	BRL	129,381	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(726,830)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(948,140)
Goldman Sachs International	BRL	480,861	Pays	Brazil CETIP Interbank Deposit Rate	13.73	1/2/17	1,056,858
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	564,872
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	776,872
HSBC Bank USA, N.A.	COP	24,190,109	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	4,428

26

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	INR	2,043,940	Pays	1-Day INR MIBOR	7.44%	4/29/16	$(2,574)
Morgan Stanley & Co. International PLC	COP	21,797,380	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	22,154
Morgan Stanley & Co. International PLC	COP	21,890,462	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	18,242
Standard Chartered Bank	INR	2,710,540	Pays	1-Day INR MIBOR	7.44	5/5/16	—

							$(4,004,699)

BRL	–	Brazilian Real
COP	–	Colombian Peso
INR	–	Indian Rupee
MYR	–	Malaysian Ringgit

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$20,580	5.00	%(1)	12/20/19	3.01%	$1,817,081	$(1,091,598)	$725,483

Total		$20,580					$1,817,081	$(1,091,598)	$725,483

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April, 30, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $20,580,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$49,658	Pays	Markit IOS Index Series FN-3012, 3.00%, 30-Year	Receives	3.00%	1/12/43	$504,489

							$504,489

27

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,290,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$23,094
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	25,360
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	25,335
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	25,566
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	34,650
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521 at settlement date	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000 at settlement date	4/8/14/ 4/8/16	(1,161,337)

				$(1,027,332)

TRY	–	New Turkish Lira
USD	–	United States Dollar
ZAR	–	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options and swaptions activity for the six months ended April 30, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Notional Amount- Swaptions (000’s omitted)	Premiums Received

Outstanding, beginning of period	495	AUD —	EUR 69,130	JPY 3,708,810	$52,500	$8,534,754
Options written	—	126,068	144,299	1,337,270	—	18,273,076
Options exercised	—	(126,068)	(18,417)	—	—	(6,815,323)
Options expired	(495)	—	—	—	—	(1,308,441)

Outstanding, end of period	—	AUD —	EUR 195,012	JPY 5,046,080	$52,500	$18,684,066

AUD	–	Australian Dollar
EUR	–	Euro
JPY	–	Japanese Yen

28

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options and swaptions, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $55,661,681. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $12,755,891 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

29

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$31,297,900	$184,065	$31,481,965
Net unrealized depreciation*	725,483	366,573	—	5,599,747	6,691,803
Receivable for open forward foreign currency exchange contracts	—	—	3,978,399	—	3,978,399
Receivable for open swap contracts	—	—	—	5,310,016	5,310,016
Receivable for open non-deliverable bond forward contracts	—	—	—	950,176	950,176

Total Asset Derivatives	$725,483	$366,573	$35,276,299	$12,044,004	$48,412,359

Derivatives not subject to master netting or similar agreements	$725,483	$366,573	$—	$5,599,747	$6,691,803

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$35,276,299	$6,444,257	$41,720,556

	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(28,564,301)	$(184,065)	$(28,748,366)
Net unrealized depreciation*	—	(75,536)	—	(17,931,251)	(18,006,787)
Payable for open forward foreign currency exchange contracts	—	—	(17,418,557)	—	(17,418,557)
Payable for open swap contracts	—	—	—	(9,494,758)	(9,494,758)

Total Liability Derivatives	$—	$(75,536)	$(45,982,858)	$(27,610,074)	$(73,668,468)

Derivatives not subject to master netting or similar agreements	$—	$(75,536)	$—	$(17,931,251)	$(18,006,787)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(45,982,858)	$(9,678,823)	$(55,661,681)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

30

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$1,489,459	$(1,489,459)	$—	$—	$—
BNP Paribas	472,983	(472,983)	—	—	—
Citibank, N.A.	16,646,898	(16,305,330)	—	(341,568)	—
Credit Suisse International	1,121,565	(720,865)	(200,741)	—	199,959
Deutsche Bank AG	8,400,209	(8,400,209)	—	—	—
Goldman Sachs International	11,324,845	(11,324,845)	—	—	—
HSBC Bank USA, N.A.	4,428	(4,428)	—	—	—
JPMorgan Chase Bank, N.A.	610,108	(610,108)	—	—	—
Morgan Stanley & Co. International PLC	178,754	(178,754)	—	—	—
Nomura International PLC	42,096	(42,096)	—	—	—
Standard Chartered Bank	1,288,495	(1,288,495)	—	—	—
The Bank of Nova Scotia	140,716	—	—	—	140,716

	$41,720,556	$(40,837,572)	$(200,741)	$(341,568)	$340,675

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,139,446)	$—	$900,021	$—	$(239,425)
Bank of America, N.A.	(1,900,180)	1,489,459	346,507	—	(64,214)
Barclays Bank PLC	(149,749)	—	149,749	—	—
BNP Paribas	(2,001,791)	472,983	1,396,018	—	(132,790)
Citibank, N.A.	(16,305,330)	16,305,330	—	—	—
Credit Suisse International	(720,865)	720,865	—	—	—
Deutsche Bank AG	(12,301,315)	8,400,209	3,867,932	—	(33,174)
Goldman Sachs International	(14,790,184)	11,324,845	994,023	—	(2,471,316)
HSBC Bank USA, N.A.	(52,767)	4,428	—	—	(48,339)
JPMorgan Chase Bank, N.A.	(2,565,885)	610,108	1,955,777	—	—
Morgan Stanley & Co. International PLC	(603,182)	178,754	424,428	—	—
Nomura International PLC	(846,454)	42,096	804,358	—	—
Standard Chartered Bank	(2,284,533)	1,288,495	—	—	(996,038)

	$(55,661,681)	$40,837,572	$10,838,813	$—	$(3,985,296)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

31

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Information with respect to reverse repurchase agreements at April 30, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$(1,418,915)	$(3,136,862)	$—
Financial futures contracts	—	1,702,954	—	(12,108,013)
Written options	—	8,123,764	—	—
Swap contracts	15,244	—	—	5,105,178
Foreign currency and forward foreign currency exchange contract transactions	—	—	26,700,651	—

Non-deliverable bond forward contracts	—	—	—	771,192

Total	$15,244	$8,407,803	$23,563,789	$(6,231,643)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(62,922)	$13,526,178	$(191,782)
Financial futures contracts	—	(1,033,514)	—	(10,116,847)
Written options and swaptions	—	(431,988)	(8,333,492)	191,782
Swap contracts	374,858	—	—	721,861
Foreign currency and forward foreign currency exchange contracts	—	—	(20,564,244)	—

Non-deliverable bond forward contracts	—	—	—	950,176

Total	$374,858	$(1,528,424)	$(15,371,558)	$(8,444,810)

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non- deliverable Bond Forward Contracts	Purchased Interest Rate Swaption Contracts	Swap Contracts

$25,435,000	$2,689,823,000	$796,345,000	$125,398,000	$52,500,000	$1,223,898,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were approximately $360,503,000 and 988 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

32

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of April 30, 2015.

For the six months ended April 30, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate received were approximately $1,818,000 and 1.38%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Global Opportunities Portfolio

April 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$246,636,367	$—	$246,636,367
Mortgage Pass-Throughs	—	63,407,229	—	63,407,229
Commercial Mortgage-Backed Securities	—	131,468,315	—	131,468,315
Asset-Backed Securities	—	81,901,201	—	81,901,201
Senior Floating-Rate Interests	—	168,954,080	—	168,954,080
Foreign Government Bonds	—	270,034,193	—	270,034,193
Foreign Corporate Bonds	—	9,058,808	—	9,058,808
U.S. Treasury Obligations	—	133,079,880	—	133,079,880
Common Stocks	—	5,245,486 *	—	5,245,486
Exchange-Traded Funds	30,192,990	—	—	30,192,990
Closed-End Funds	75,302,930	—	—	75,302,930
Currency Put Options Purchased	—	31,297,900	—	31,297,900
Interest Rate Swaptions Purchased	—	184,065	—	184,065
Short-Term Investments —
Foreign Government Securities	—	14,948,522	—	14,948,522
U.S. Treasury Obligations	—	81,500,954	—	81,500,954
Other	—	196,590,348	—	196,590,348

Total Investments	$105,495,920	$1,434,307,348	$—	$1,539,803,268

Forward Foreign Currency Exchange Contracts	$—	$3,978,399	$—	$3,978,399
Non-deliverable Bond Forward Contracts	—	950,176	—	950,176
Futures Contracts	711,082	366,573	—	1,077,655
Swap Contracts	—	12,015,762	—	12,015,762

Total	$106,207,002	$1,451,618,258	$—	$1,557,825,260

Liability Description

Currency Put Options Written	$—	$(28,564,301)	$—	$(28,564,301)
Interest Rate Swaptions Written	—	(184,065)	—	(184,065)
Forward Foreign Currency Exchange Contracts	—	(17,418,557)	—	(17,418,557)
Futures Contracts	(15,864,836)	(75,536)	—	(15,940,372)
Swap Contracts	—	(11,561,173)	—	(11,561,173)

Total	$(15,864,836)	$(57,803,632)	$—	$(73,668,468)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Global Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Global Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of such investment personnel in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

36

Global Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Portfolio. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

37

Global Opportunities Portfolio

April 30, 2015

Officers and Trustees

Officers of Global Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

38

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 16, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015